Convertible Debt -10Q	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Debt	Debt
On February 22, 2018, the Company issued a $3,000,000 note payable under the Amended and Restated Secured Promissory Note with the seller of VWES. The note is secured by the assets of VWES and bears interest at 7% per annum and is due in semi-annual payments of $150,000 commencing on June 1, 2018, through June 1, 2020. The remaining principal and accrued interest is due on the 3-year anniversary. The Company is not current on its payments on the note. In August 2020, the company filed a lawsuit against Alan Martin regarding his note payable. The balance as of December 31, 2022, and 2021, was $2,857,500, and accrued interest of $1,710,577 and $1,170,861, respectively, which are reflective in the current liabilities. The default rate is 10% and the daily late charge is $575. (See a description of the Company’s ongoing legal proceedings relating to this transaction in Note 11, Commitments and Contingencies, below.)
In connection with the Morris acquisition in January 2019, the Company issued three subordinated secured promissory notes for an aggregate of $3,100,000. The notes bear interest at 4.25% per annum, require monthly payment for the first 35 months of $31,755 with any remaining principal and accrued interest due on the 3 year-
anniversary. The Company also issued three supplemental notes payable for an aggregate of $350,000. The notes bear interest at 4.25% per annum and are due on the 1-year anniversary. In May 2020, the Company amended the three supplemental notes of $116,667 each with the sellers of Morris. The notes were due January 1, 2020. Each of the new notes as of the date of amendment had accrued interest of $2,703. This was added to the note resulting in the principal amount of each of the new notes equaling to $119,370. The amendment required an initial payment of $30,000 for each note, which was made on May 23, 2020, and 8 monthly installments of $10,000 with one final payment of $13,882 through January 2021. The amended notes have an interest rate of 6%. As of December 31, 2022, the outstanding balance on these notes and supplemental notes were paid in full.
In connection with the Deluxe acquisition in November 2019, the Company issued two subordinated secured promissory notes to the seller. The first note for $1,900,000 bears interest at 4.25% per annum, require monthly payment for the first 35 months of $19,463 with any remaining principal and accrued interest due on the 3 year-anniversary. The second note for $496,343 bears interest at 8.75% and is due in January 2020. In January 2020, the Company entered into a debt conversion agreement with the seller, which fully settled the second note. On April 8, 2021, the Company entered into a settlement agreement with the seller wherein the outstanding balance on the first note amounting to $1,883,418 including accrued interest and net other costs was settled in full through a payment of approximately $887,000 and the exchange of 1,617,067 shares of the Company’s Class C common shares held by the seller for the same number of shares of the Company’s Class A common stock. The Company recognized a gain on extinguishment of debt totaling $803,079 during the year ended December 31, 2021, as a result of the settlement of the note.
In connection with the Excel acquisition in February 2020, the Company issued a subordinated secured promissory note to the seller. The note for $2,300,000 bears interest at 4.25% per annum, requires monthly interest only payments for 48 months and is due February 2024. The ending balance for this loan as of December 31, 2022 and 2021, was $2,062,318. (See a description of the Company’s ongoing legal proceedings relating to this transaction in Note 11, Commitments and Contingencies, below.)
In October 2019, Morris entered into an equipment finance note for $107,997 with an interest rate of 9.4% for 48 monthly payments with Bryn Mawr Equipment Finance Inc. The outstanding balance on this note as of December 31, 2022 and 2021, was $23,405 and $52,504, respectively.
In connection with the RCA acquisition in December 2021, the Company issued two subordinated secured promissory notes for an aggregate of $2,000,000. The notes are amortized over 10 years, bear interest at 3.75% per annum and require monthly payment of at least $19,590. After three years, the unpaid principal amount on the notes will be immediately due.
In April and May 2020, the Company received seven loans under the Paycheck Protection Program of the U.S. Coronavirus Aid, Relief and Economic Security (“CARES”) Act totaling $3,896,108. During the year ended December 31, 2021, the Company also acquired four loans with a book value totaling $1,799,725 due to acquisitions, and fair value of $65,000. The loans have terms of 24 months and accrue interest at 1% per annum. The Company paid $88,160 for the loan assumed in connection with the IA acquisition, and the remaining $356,690 was forgiven. The remaining ten loans were forgiven as provided by the CARES Act during the year ended December 31, 2021. The Company recognized a gain on forgiveness of debt of $0 and $3,896,108 for the years ended December 31, 2022 and December 31, 2021, respectively. The Company also assumed an Economic Injury Disaster Loan (EIDL) of $65,000 in connection with the Vayu acquisition, which was still outstanding as of December 31, 2022.
On August 27, 2021 the Company entered into $4.7 million agreement for the purchase of a building located at 4740 Cleveland in Ft. Myers, Florida. The loan bears interest at a rate of 3.95% per annum for a term of 10-years and requires monthly payments of $24,722. The loan is secured by the building and a guarantee by the Company. On June 23, 2022, the Company sold the building at 4740 S. Cleveland Ave. Fort Myers, Florida, for $13,200,000. The Company determined that it had transferred control of the building to the buyer, has derecognized the asset, and recognized a gain on the sale of $5,822,450 and paid off the outstanding mortgage of $4,642,043. Under ASC 842, Leases, the Company simultaneously entered into a sale leaseback transaction where the building was then leased back (See Note 3).
In January 2022, Alt Labs entered into a note payable for $500,000 with an interest rate of 3.85% for 60 monthly payments of $9,186. The outstanding balance on this note as of December 31, 2022, was $414,498.
In May 2022, Morris entered into an equipment finance note for $61,000 with an interest rate of 10% for 60 monthly payments of $1,314. The outstanding balance on this note as of December 31, 2022, was $53,595.
In January 2022, Morris entered into an equipment finance note for $89,153 with an interest rate of 5.86% for 60 monthly payments of $1,722. The outstanding balance on this note as of December 31, 2022, was $74,644.
In March 2022, Morris entered into an equipment finance note for $93,433 with an interest rate of 5.86% for 60 monthly payments of $1,804. The outstanding balance on this note as of December 31, 2022, was $79,653.
In May 2021, Morris entered into a revolving line of credit totaling $2.5 million with a variable interest rate based on the current WSJ Prime rate, which was 7.50% per annum as of December 31, 2022. The business assets of Morris are pledged as collateral on this line of credit. The term end date for this line was October 2022, but has been extended through May 2023. The total line of credit used as of December 31, 2022 and December 31, 2021, was $2.49 million and $1.73 million respectively, with approximately $7 thousand available to be drawn on as of December 31, 2022.
In September 2021, QCA entered into a revolving line of credit totaling $5.5 million that includes a capital expenditure line of credit $0.5 million, with a variable interest rate based on the current WSJ Prime rate plus 2.5%. As of December 31, 2022, the interest rate was 10.00%. AR, inventory, and equipment are pledged as collateral on this line of credit. The term end date on this line of credit is September 2023. The line of credit used as of December 31, 2022 and December 31, 2021 was $5.0 million and $2.0 million, respectively, with approximately $51 thousand available to be drawn on as of December 31, 2022.
In April 2022, Alt Labs entered into three revolving lines of credit totaling $5.0 million with a variable interest rate based on the current WSJ Prime rate plus 2.5%. As of December 31, 2022, the interest rate was 10.00%. AR, inventory, and equipment are pledged as collateral on these lines of credit. The term end date for two of the three lines of credit is March 2024, while the term date of the third line of credit is March 2026. The total lines of credit used as of December 31, 2022 was $1.84 million, with approximately $17 thousand available to be drawn on as of December 31, 2022. Alt Labs had an existing line of credit totaling $750 thousand as of December 31, 2021. This was paid out and closed as part of opening the new lines of credit in 2022.
In September 2022, RCA entered into a revolving line of credit totaling $20.0 million with an interest rate of 1.75% plus the secured overnight financing rate (SOFR). AR, inventory, and equipment are pledged as collateral on these lines of credit. The term end date for this line of credit is September 2027. The total lines of credit used as of December 31, 2022 was $5.54 million, with approximately $3.80 million available to be drawn on as of December 31, 2022. RCA had an existing line of credit totaling $10.0 million, with a used total of $5.64 million as of December 31, 2021. The balance of the existing line of credit was paid off and closed as part of the opening of the new line of credit in September 2022.
The Company is required to maintain covenants including financial ratios as a condition of the line of credit agreements. As of the date of this Report, the Company was not in compliance with these covenants as the 10-K report was not filed within 90 days from the year ended December 31, 2022. However, the Company received waivers extended through May 5th, 2023. As such, the Company will be in compliance with the covenants as of the date of this report.
The outstanding balances for the loans as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Lines of credit, current portion	$7,426,814	$4,473,489
Equipment loans, current portion	68,410	61,640
Term notes, current portion	3,132,726	5,628,884
Total current	10,627,950	10,164,013
Line of credit, net of current portion	7,215,520	5,640,051
Long-term portion of equipment loans and term notes	4,266,350	8,426,105
Total notes payable	$22,109,820	$24,230,169
Future scheduled maturities of outstanding debt are as follows:

Years Ending December 31,
2023	$10,627,950
2024	5,104,159
2025	155,254
2026	734,607
2027	5,422,850
Thereafter	65,000
Total	$22,109,820
Note 4 – Debt
The outstanding balances for the loans as of June 30, 2023, and December 31, 2022, were as follows:

	June 30, 2023	December 31, 2022
Lines of credit, current portion	$8,699,609	$7,426,814
Equipment loans, current portion	76,072	68,410
Related party term notes, current portion	555,000	—
Term notes, current portion	6,094,400	3,132,726
Total current	15,425,081	10,627,950
Lines of credit, net of current portion	4,058,411	7,215,520
Long-term portion of equipment loans and term notes	2,144,048	4,266,350
Total notes payable and lines of credit	$21,627,540	$22,109,820
Future scheduled maturities of outstanding debt are as follows:

Twelve Months Ending June 30,
2024	$15,425,081
2025	1,743,815
2026	669,034
2027	123,428
2028	3,594,396
Thereafter	71,786
Total	$21,627,540
In August 2020, the Company filed a lawsuit against Alan Martin regarding his note payable. As of June 30, 2023 and 2022, the note had a balance of $2.9 million, and accrued interest and late fees of $2.0 million, which are reflective in current liabilities. The default rate was 10% and the daily late charge was $575. On July 31, 2023, the Company and Mr. Martin agreed to a settlement agreement to resolve litigation surrounding this matter (See a description of the Company’s ongoing legal proceedings relating to this transaction in Note 8, Commitments and Contingencies, below).
During May 2023, the Company issued a $0.2 million nine-month note payable to an outside investor with an annual interest rate of 15%, with the proceeds to be used for general corporate purposes.
In June 2023, Morris entered into a Forbearance agreement with its banking partner that extended the maturity of the line of credit to July 21, 2023 from May 31, 2023. In July 2023, Morris entered into an Amended Forbearance agreement extending the forbearance period until August 31, 2023.
In June 2023, Quality Circuit Assembly entered into the third amendment on its loan and security agreement that increased the maximum limit to $7 million from $5 million.
During 2023, the Company had four revolving lines of credit in the aggregate of $35.0 million, including one capital expenditures line of credit of $0.5 million. The revolving lines of credit used as of June 30, 2023, totaled $12.8 million with interest rates ranging from WSJ prime plus 2.50% - 4.25% and terms ranging from one to five years. Accounts receivable, inventory, and property and equipment are pledged as collateral on the various lines of credit. As of June 30, 2023, the Company had $4.4 million in additional funds available to borrow. The Company is required to maintain covenants including financial ratios as a condition of the line of credit agreements. As of the date of this Report, the Company was in technical non-compliance with these covenants. However, the Company received waivers from the banking institutions regarding these failed covenants. As such, the Company was in compliance with the covenants as of the date of this report.
Note 5 - Convertible Debt
In May 2023, the Company issued a one-year $0.4 million convertible note payable to an outside investor with an annual interest rate of 12% with the proceeds to be used for general corporate purposes. In connection with this convertible note payable, the Company issued 13,750 restricted shares of Class A Common Stock to the investor as additional consideration for the purchase of the note and 196,250 restricted shares of Class A Common Stock, which shall be returned to the Company if timely repayments are made against the note. The convertible note was issued with an original issue discount of $24,500. The fair value of the shares issued was determined based on the closing stock price on the date of issuance and after allocating the proceeds was $243,529, which was recorded as debt issuance cost. The carrying value of the note as of June 30, 2023 was $185,476 and is recorded as convertible debt on the consolidated balance sheet.
In June 2023, the Company issued a one-year $1.7 million convertible note payable to an outside investor with an annual interest rate of 12% with the proceeds to be used for general corporate purposes. In connection with this convertible note payable, the Company issued 67,400 restricted shares of Class A Common Stock to the investor as additional consideration for the purchase of the note and 1,200,000 restricted shares of Class A Common Stock, which shall be returned to the Company if timely repayments are made against the note. The convertible note was issued with an original issue discount of $242,120. The fair value of the shares issued was determined based on the closing stock price on the date of issuance and after allocating the proceeds was $757,280, which was recorded as debt issuance cost. Further, the Company issued 200,000 warrants to purchase common stock to the investor and 3,579 warrants as a finders fee. The Company calculated the fair value of the warrants using a Black-Scholes option pricing model (Note 6) to be $378,000 and $6,764, respectively, which was recorded as a debt issuance cost. As the warrants have a change of control redemption feature, the warrants are classified as a liability within accrued expenses on the consolidated balance sheet. The carrying value of the note as of June 30, 2023 was $285,836 and is recorded as convertible debt on the consolidated balance sheet.
All convertible debt is classified as a current liability on the balance sheet and matures within the next twelve months.